Shareholder Report	6 Months Ended	7 Months Ended	11 Months Ended	12 Months Ended
	May 31, 2024 USD ($) Holding	May 31, 2024 USD ($) Holding	May 31, 2024 USD ($) Holding	May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type				N-CSR
Amendment Flag				false
Registrant Name				DBX ETF TRUST
Entity Central Index Key				0001503123
Entity Investment Company Type				N-1A
Document Period End Date				May 31, 2024
C000242878
Shareholder Report [Line Items]
Fund Name			Xtrackers Cybersecurity Select Equity ETF
Trading Symbol			PSWD
Shareholder Report Annual or Semi-Annual			annual shareholder report
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSWD	$19Footnote Reference(a)	0.20%

(a) Based on the period July 13, 2023 (commencement of operations) through May 31, 2024. Expenses would have been higher if the Fund had been in existence for the full reporting period.

Gross expense ratio as of the latest prospectus: 0.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 19
Expense Ratio, Percent			0.20%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund's underlying index, the Solactive Cyber Security ESG Screened Index. The Underlying Index is comprised of companies that have business operations in the field of cybersecurity and that fulfill certain sustainability criteria.

The Fund returned  13.87% for the period ended May 31, 2024. The Fund's underlying index returned  13.92% and the Fund's broad-based index the MSCI ACWI Index returned  15.03% during the same period.

Systems Software, Research & Consulting Services and Application Software were the major positive contributors, while Internet Services & Infrastructure and IT Consulting & Other Services detracted most from performance. From a geographical perspective, the United States, the United Kingdom and Australia were the major positive contributors, while Canada, Germany and Denmark contributed negatively to performance.

Average Annual Return [Table Text Block]
Fund/Index	Since Inception 7/13/23
Xtrackers Cybersecurity Select Equity ETF - NAV	13.87%
Xtrackers Cybersecurity Select Equity ETF - Market	14.45%
Solactive Cyber Security ESG Screened Index	13.92%
MSCI ACWI Index	15.03%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

AssetsNet	$ 5,655,387	$ 5,655,387	$ 5,655,387	$ 5,655,387
Holdings Count | Holding	51	51	51	51
Advisory Fees Paid, Amount			$ 9,943
InvestmentCompanyPortfolioTurnover			41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	5,655,387
Number of Portfolio Holdings	51
Portfolio Turnover Rate (%)	41
Total Net Advisory Fees Paid ($)	9,943

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Holding	44.1% of Net Assets
Palo Alto Networks, Inc.	5.3%
Crowdstrike Holdings, Inc.	4.8%
Zscaler, Inc.	4.4%
Check Point Software Technologies Ltd.	4.4%
Varonis Systems, Inc.	4.4%
CyberArk Software Ltd.	4.3%
Okta, Inc.	4.2%
Trend Micro, Inc.	4.1%
Qualys, Inc.	4.1%
Fortinet, Inc.	4.1%

C000130526
Shareholder Report [Line Items]
Fund Name				Xtrackers International Real Estate ETF
Trading Symbol				HAUZ
Shareholder Report Annual or Semi-Annual				annual shareholder report
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HAUZ	$10	0.10%

Gross expense ratio as of the latest prospectus: 0.12%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount				$ 10
Expense Ratio, Percent				0.10%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund's underlying index, the iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index. The Underlying Index is a free-float capitalization weighted index that provides exposure to publicly traded real estate securities in countries outside the United States, excluding Pakistan and Vietnam.

The Fund returned  8.91% for the period ended May 31, 2024. The Fund's underlying index returned  8.95% and the Fund's broad-based index the MSCI ACWI ex USA Index returned  16.74% during the same period.

Diversified Real Estate Activities, Real Estate Operating Companies and Industrial REITs were the major positive contributors, while Office REITs, Multi-Family Residential REITs and Communications Equipment sectors detracted from performance. From a geographical perspective, Australia, Germany and Sweden were the major positive contributors, while Hong Kong, Singapore and Thailand contributed negatively to performance.

Average Annual Return [Table Text Block]
Fund/Index	1-Year	5-Year	10-Year
Xtrackers International Real Estate ETF - NAV	8.91%	-1.96%	1.55%
Xtrackers International Real Estate ETF - Market	9.02%	-1.93%	1.53%
iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index	8.95%	- 2.12%	1.88%
MSCI ACWI ex USA Index	16.74%	6.81%	4.03%

Average Annual Total Returns

Prior to February 22, 2019, the Fund operated with a different investment strategy, including tracking a different underlying index. Performance may have been different if the Fund’s current investment strategy had been in effect. Index returns prior to February 22, 2019 reflect that of the prior underlying index.

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

AssetsNet	$ 701,715,075	$ 701,715,075	$ 701,715,075	$ 701,715,075
Holdings Count | Holding	387	387	387	387
Advisory Fees Paid, Amount				$ 639,429
InvestmentCompanyPortfolioTurnover				15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	701,715,075
Number of Portfolio Holdings	387
Portfolio Turnover Rate (%)	15
Total Net Advisory Fees Paid ($)	639,429

Holdings [Text Block]

Sector Diversification

Sector	% of Net Assets
Real Estate Operations/Development	33%
Diversified	14%
Real Estate Management/Services	13%
Warehouse/Industry	12%
Shopping Centers	9%
Office Property	5%
Apartments	4%
E-Commerce/Services	1%
Hotels	1%
Private Equity	1%
Other	0%
Total	99%

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Holding	22.6% of Net Assets
Goodman Group (Australia)	4.8%
Mitsui Fudosan Co. Ltd. (Japan)	3.2%
Mitsubishi Estate Co. Ltd. (Japan)	2.8%
Vonovia SE (Germany)	2.7%
Sumitomo Realty & Development Co. Ltd. (Japan)	1.8%
Sun Hung Kai Properties Ltd. (Hong Kong)	1.8%
Segro PLC (United Kingdom)	1.6%
Scentre Group (Australia)	1.3%
Link (Hong Kong)	1.3%
China Resources Land Ltd. (Hong Kong)	1.3%

Material Fund Change [Text Block]
C000242879
Shareholder Report [Line Items]
Fund Name			Xtrackers Semiconductor Select Equity ETF
Trading Symbol			CHPS
Shareholder Report Annual or Semi-Annual			annual shareholder report
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CHPS	$16Footnote Reference(a)	0.15%

(a) Based on the period July 13, 2023 (commencement of operations) through May 31, 2024. Expenses would have been higher if the Fund had been in existence for the full reporting period.

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 16
Expense Ratio, Percent			0.15%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund's underlying index, the Solactive Semiconductor ESG Screened Index. The Underlying Index is comprised of companies that have business operations in the semiconductor industry and that fulfill certain sustainability criteria.

The Fund returned  36.98% for the period ended May 31, 2024. The Fund's underlying index returned  37.05% and the Fund's broad-based index the MSCI ACWI Index returned  15.03% during the same period.

Semiconductors, Semiconductor Materials & Equipment and Electronic Manufacturing Services were the major positive contributors, while Electronic Components and Specialty Chemicals sectors detracted from the performance. From a geographical perspective, the United States, Taiwan and Japan were the major positive contributors, while France, Germany and Hong Kong contributed negatively to performance.

Average Annual Return [Table Text Block]
Fund/Index	Since Inception 7/13/23
Xtrackers Semiconductor Select Equity ETF - NAV	36.98%
Xtrackers Semiconductor Select Equity ETF - Market	37.31%
Solactive Semiconductor ESG Screened Index	37.05%
MSCI ACWI Index	15.03%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

AssetsNet	$ 7,663,103	$ 7,663,103	$ 7,663,103	$ 7,663,103
Holdings Count | Holding	52	52	52	52
Advisory Fees Paid, Amount			$ 7,518
InvestmentCompanyPortfolioTurnover			18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	7,663,103
Number of Portfolio Holdings	52
Portfolio Turnover Rate (%)	18
Total Net Advisory Fees Paid ($)	7,518

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Holding	46.9% of Net Assets
NVIDIA Corp.	5.5%
QUALCOMM, Inc.	5.2%
Texas Instruments, Inc.	5.0%
Analog Devices, Inc.	4.9%
Applied Materials, Inc.	4.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.5%
Micron Technology, Inc.	4.3%
Broadcom, Inc.	4.3%
Advanced Micro Devices, Inc.	4.3%
KLA Corp.	4.3%

C000242880
Shareholder Report [Line Items]
Fund Name			Xtrackers US Green Infrastructure Select Equity ETF
Trading Symbol			UPGR
Shareholder Report Annual or Semi-Annual			annual shareholder report
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UPGR	$28Footnote Reference(a)	0.35%

(a) Based on the period July 13, 2023 (commencement of operations) through May 31, 2024. Expenses would have been higher if the Fund had been in existence for the full reporting period.

Gross expense ratio as of the latest prospectus: 0.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 28
Expense Ratio, Percent			0.35%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund's underlying index, the Solactive United States Green Infrastructure ESG Screened Index. The Underlying Index is comprised of companies that have business exposure in the production, generation, or distribution of green energy or are engaged in the establishment of a sustainable infrastructure to enable the use of renewable energy and that fulfill certain sustainability criteria.

The Fund returned  -19.15% for the period ended May 31, 2024. The Fund's underlying index returned  -18.96% and the Fund's broad-based index the S&P Composite 1500® Index returned  18.93% during the same period.

Most sectors contributed negatively to performance during the period with the greatest detraction coming from Consumer Discretionary, Industrials and Energy. The Information Technology and Materials sectors contributed positively to performance.

Average Annual Return [Table Text Block]
Fund/Index	Since Inception 7/13/23
Xtrackers US Green Infrastructure Select Equity ETF - NAV	-19.15%
Xtrackers US Green Infrastructure Select Equity ETF - Market	-19.13%
Solactive United States Green Infrastructure ESG Screened Index	- 18.96%
S&P Composite 1500® Index	18.93%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

AssetsNet	$ 4,523,677	$ 4,523,677	$ 4,523,677	$ 4,523,677
Holdings Count | Holding	46	46	46	46
Advisory Fees Paid, Amount			$ 14,000
InvestmentCompanyPortfolioTurnover			55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	4,523,677
Number of Portfolio Holdings	46
Portfolio Turnover Rate (%)	55
Total Net Advisory Fees Paid ($)	14,000

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Holding	27.3% of Net Assets
First Solar, Inc.	3.4%
Fluence Energy, Inc.	3.2%
Bloom Energy Corp.	3.0%
Brookfield Renewable Corp.	2.8%
Sunrun, Inc.	2.5%
EnerSys	2.5%
Itron, Inc.	2.5%
Ormat Technologies, Inc.	2.5%
NextEra Energy Partners LP	2.5%
Veralto Corp.	2.4%

C000245888
Shareholder Report [Line Items]
Fund Name		Xtrackers US National Critical Technologies ETF
Trading Symbol		CRTC
Shareholder Report Annual or Semi-Annual		annual shareholder report
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CRTC	$21Footnote Reference(a)	0.35%

(a) Based on the period November 16, 2023 (commencement of operations) through May 31, 2024. Expenses would have been higher if the Fund had been in existence for the full reporting period.

Gross expense ratio as of the latest prospectus: 0.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 21
Expense Ratio, Percent		0.35%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund's underlying index, the Solactive Whitney U.S. Critical Technologies Index. The Underlying Index is a market-capitalization weighted index, subject to caps on the weighting of individual companies, that is designed to track companies that support critical emerging technologies across the U.S. and its allies by selecting companies from a defined investment universe that satisfy key criteria related to their association with critical technology sectors and their geopolitical risk rating.

The Fund returned  17.70% for the period ended May 31, 2024. The Fund's underlying index returned  17.68% and the Fund's broad-based index the MSCI World Index returned  16.72% during the same period.

Most sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Health Care and Communication Services. The Real Estate sector was the only negative contributor to performance. From a geographical perspective, most countries contributed positively to performance during the period with the greatest contribution coming from the United States, the United Kingdom and Canada. The Netherlands was the only negative contributor to performance.

Average Annual Return [Table Text Block]
Fund/Index	Since Inception 11/16/23
Xtrackers US National Critical Technologies ETF - NAV	17.70%
Xtrackers US National Critical Technologies ETF - Market	18.23%
Solactive Whitney U.S. Critical Technologies Index	17.68%
MSCI World Index	16.72%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

AssetsNet	$ 43,976,507	$ 43,976,507	$ 43,976,507	$ 43,976,507
Holdings Count | Holding	222	222	222	222
Advisory Fees Paid, Amount		$ 43,637
InvestmentCompanyPortfolioTurnover		6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	43,976,507
Number of Portfolio Holdings	222
Portfolio Turnover Rate (%)	6
Total Net Advisory Fees Paid ($)	43,637

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Holding	33.3% of Net Assets
NVIDIA Corp.	6.4%
Alphabet, Inc.	5.3%
Microsoft Corp.	5.0%
Amazon.com, Inc.	4.9%
Exxon Mobil Corp.	3.3%
Chevron Corp.	2.1%
AbbVie, Inc.	2.0%
Salesforce, Inc.	1.6%
Adobe, Inc.	1.4%
Cisco Systems, Inc.	1.3%

C000125568
Shareholder Report [Line Items]
Fund Name				Xtrackers Harvest CSI 300 China A-Shares ETF
Trading Symbol				ASHR
Shareholder Report Annual or Semi-Annual				annual shareholder report
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ASHR	$63	0.65%

Gross expense ratio as of the latest prospectus: 0.65%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount				$ 63
Expense Ratio, Percent				0.65%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund's underlying index, the CSI 300 Index. The Underlying Index is designed to reflect the price fluctuation and performance of the China A-Share market and is composed of the 300 largest and most liquid stocks in the China A-Share market.

The Fund returned  -6.18% for the period ended May 31, 2024. The Fund's underlying index returned  -5.42% and the Fund's broad-based index the MSCI ACWI ex USA Index returned  16.74% during the same period.

The Energy, Financials and Utilities sectors were the major positive contributors, while Information Technology, Health Care and Industrials sectors detracted most from the performance.

Average Annual Return [Table Text Block]
Fund/Index	1-Year	5-Year	10-Year
Xtrackers Harvest CSI 300 China A-Shares ETF - NAV	-6.18%	-0.16%	4.76%
Xtrackers Harvest CSI 300 China A-Shares ETF - Market	-6.50%	-0.13%	4.60%
CSI 300 Index	- 5.42%	0.71%	5.67%
MSCI ACWI ex USA Index	16.74%	6.81%	4.03%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

AssetsNet	$ 2,050,059,578	$ 2,050,059,578	$ 2,050,059,578	$ 2,050,059,578
Holdings Count | Holding	286	286	286	286
Advisory Fees Paid, Amount				$ 12,507,472
InvestmentCompanyPortfolioTurnover				50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	2,050,059,578
Number of Portfolio Holdings	286
Portfolio Turnover Rate (%)	50
Total Net Advisory Fees Paid ($)	12,507,472

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Holding	22.7% of Net Assets
Kweichow Moutai Co. Ltd.	5.7%
Contemporary Amperex Technology Co. Ltd.	2.9%
Ping An Insurance Group Co. of China Ltd.	2.6%
China Merchants Bank Co. Ltd.	2.4%
Midea Group Co. Ltd.	1.8%
Zijin Mining Group Co. Ltd.	1.6%
Wuliangye Yibin Co. Ltd.	1.6%
China Yangtze Power Co. Ltd.	1.5%
Industrial Bank Co. Ltd.	1.4%
BYD Co. Ltd.	1.2%

C000138395
Shareholder Report [Line Items]
Fund Name				Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
Trading Symbol				ASHS
Shareholder Report Annual or Semi-Annual				annual shareholder report
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ASHS	$61	0.65%

Gross expense ratio as of the latest prospectus: 0.65%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount				$ 61
Expense Ratio, Percent				0.65%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund's underlying index, the CSI 500 Index. The Underlying Index is designed to reflect the price fluctuation and performance of small-cap companies in the China A-Share market and is composed of the 500 smallest and most liquid stocks in the China A-Share market.

The Fund returned  -13.03% for the period ended May 31, 2024. The Fund's underlying index returned  -12.60% and the Fund's broad-based index the MSCI ACWI ex USA Index returned  16.74% during the same period.

Most sectors contributed negatively to performance during the period with the greatest detractors coming from Information Technology, Health Care and Industrials. The Energy sector was the only positive contributor to performance.

Average Annual Return [Table Text Block]
Fund/Index	1-Year	5-Year	10-Year
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF - NAV	-13.03%	1.15%	1.52%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF - Market	-13.86%	1.11%	1.53%
CSI 500 Index	- 12.60%	1.96%	2.88%
MSCI ACWI ex USA Index	16.74%	6.81%	4.03%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

AssetsNet	$ 21,047,756	$ 21,047,756	$ 21,047,756	$ 21,047,756
Holdings Count | Holding	487	487	487	487
Advisory Fees Paid, Amount				$ 147,592
InvestmentCompanyPortfolioTurnover				25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	21,047,756
Number of Portfolio Holdings	487
Portfolio Turnover Rate (%)	25
Total Net Advisory Fees Paid ($)	147,592

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Holding	6.6% of Net Assets
Eoptolink Technology, Inc. Ltd.	1.0%
Sieyuan Electric Co. Ltd.	0.7%
WUS Printed Circuit Kunshan Co. Ltd.	0.7%
Yintai Gold Co. Ltd.	0.6%
Sichuan Kelun Pharmaceutical Co. Ltd.	0.6%
Sailun Group Co. Ltd.	0.6%
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd.	0.6%
Western Mining Co. Ltd.	0.6%
Suzhou TFC Optical Communication Co. Ltd.	0.6%
Yutong Bus Co. Ltd.	0.6%

C000135616
Shareholder Report [Line Items]
Fund Name				Xtrackers MSCI All World ex US Hedged Equity ETF
Trading Symbol				DBAW
Shareholder Report Annual or Semi-Annual				annual shareholder report
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DBAW	$44	0.40%

Gross expense ratio as of the latest prospectus: 0.41%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount				$ 44
Expense Ratio, Percent				0.40%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund's underlying index, the MSCI ACWI ex USA US Dollar Hedged Index. The Underlying Index is designed to track the performance of equity securities in developed and emerging stock markets (excluding the United States), while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

The Fund returned  20.06% for the period ended May 31, 2024. The Fund's underlying index returned  20.70% and the Fund's broad-based index the MSCI ACWI ex USA Index returned  16.74% during the same period.

All sectors contributed positively to performance during the period with the greatest contribution coming from Financials, Industrials and Information Technology. From a geographical perspective, Japan, the United Kingdom and Canada were the major positive contributors, while Indonesia, China and Thailand contributed negatively to performance. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. The currency hedging strategy contributed positively to performance.

Average Annual Return [Table Text Block]
Fund/Index	1-Year	5-Year	10-Year
Xtrackers MSCI All World ex US Hedged Equity ETF - NAV	20.06%	9.67%	7.27%
Xtrackers MSCI All World ex US Hedged Equity ETF - Market	20.70%	9.77%	7.18%
MSCI ACWI ex USA US Dollar Hedged Index	20.70%	10.11%	7.76%
MSCI ACWI ex USA Index	16.74%	6.81%	4.03%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

AssetsNet	$ 153,919,182	$ 153,919,182	$ 153,919,182	$ 153,919,182
Holdings Count | Holding	1,945	1,945	1,945	1,945
Advisory Fees Paid, Amount				$ 553,306
InvestmentCompanyPortfolioTurnover				9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	153,919,182
Number of Portfolio Holdings	1,945
Portfolio Turnover Rate (%)	9
Total Net Advisory Fees Paid ($)	553,306

Holdings [Text Block]

Sector Diversification

Sector	% of Net Assets
Financials	22%
Industrials	14%
Information Technology	13%
Consumer Discretionary	11%
Health Care	9%
Consumer Staples	7%
Materials	7%
Energy	5%
Communication Services	5%
Utilities	3%
Other	2%
Total	98%

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Holding	12.3% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	2.3%
Novo Nordisk A/S (Denmark)	1.7%
ASML Holding NV (Netherlands)	1.4%
Tencent Holdings Ltd. (China)	1.2%
Samsung Electronics Co. Ltd. (South Korea)	1.1%
Nestle SA (Switzerland)	1.1%
AstraZeneca PLC (United Kingdom)	0.9%
Toyota Motor Corp. (Japan)	0.9%
Shell PLC (United Kingdom)	0.9%
LVMH Moet Hennessy Louis Vuitton SE (France)	0.8%

Material Fund Change [Text Block]
C000096055
Shareholder Report [Line Items]
Fund Name				Xtrackers MSCI EAFE Hedged Equity ETF
Class Name				Xtrackers MSCI EAFE Hedged Equity ETF
Trading Symbol				DBEF
Shareholder Report Annual or Semi-Annual				annual shareholder report
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DBEF	$39	0.35%

Gross expense ratio as of the latest prospectus: 0.36%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount				$ 39
Expense Ratio, Percent				0.35%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund's underlying index, the MSCI EAFE US Dollar Hedged Index. The Underlying Index is designed to track developed market performance while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

The Fund returned  23.12% for the period ended May 31, 2024. The Fund's underlying index returned  23.42% and the Fund's broad-based index the MSCI EAFE Index returned  18.53% during the same period.

Most sectors contributed positively to performance during the period with the greatest contribution coming from Financials, Industrials and Information Technology. The Consumer Staples sector was the only negative contributor to performance. From a geographical perspective, the majority of countries contributed positively to performance during the period with the greatest contribution coming from Japan, the United Kingdom and France. Hong Kong was the only negative contributor to performance. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. The currency hedging strategy contributed positively to performance.

Average Annual Return [Table Text Block]
Fund/Index	1-Year	5-Year	10-Year
Xtrackers MSCI EAFE Hedged Equity ETF - NAV	23.12%	12.12%	8.86%
Xtrackers MSCI EAFE Hedged Equity ETF - Market	23.40%	12.33%	8.86%
MSCI EAFE US Dollar Hedged Index	23.42%	12.32%	9.13%
MSCI EAFE Index	18.53%	8.05%	4.60%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

AssetsNet	$ 5,983,700,287	$ 5,983,700,287	$ 5,983,700,287	$ 5,983,700,287
Holdings Count | Holding	747	747	747	747
Advisory Fees Paid, Amount				$ 16,388,159
InvestmentCompanyPortfolioTurnover				11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	5,983,700,287
Number of Portfolio Holdings	747
Portfolio Turnover Rate (%)	11
Total Net Advisory Fees Paid ($)	16,388,159

Holdings [Text Block]

Sector Diversification

Sector	% of Net Assets
Financials	19%
Industrials	17%
Health Care	12%
Consumer Discretionary	12%
Information Technology	9%
Consumer Staples	8%
Materials	7%
Energy	4%
Communication Services	4%
Utilities	3%
Other	2%
Total	97%

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Holding	15.0% of Net Assets
Novo Nordisk A/S (Denmark)	2.5%
ASML Holding NV (Netherlands)	2.2%
Nestle SA (Switzerland)	1.6%
AstraZeneca PLC (United Kingdom)	1.4%
Shell PLC (United Kingdom)	1.3%
Toyota Motor Corp. (Japan)	1.3%
LVMH Moet Hennessy Louis Vuitton SE (France)	1.3%
Novartis AG (Switzerland)	1.2%
Roche Holding AG (Switzerland)	1.1%
SAP SE (Germany)	1.1%

Material Fund Change [Text Block]
C000096054
Shareholder Report [Line Items]
Fund Name				Xtrackers MSCI Emerging Markets Hedged Equity ETF
Trading Symbol				DBEM
Shareholder Report Annual or Semi-Annual				annual shareholder report
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DBEM	$71	0.67%

Gross expense ratio as of the latest prospectus: 0.66%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount				$ 71
Expense Ratio, Percent				0.67%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund's underlying index, the MSCI EM US Dollar Hedged Index. The Underlying Index is designed to track emerging market performance while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

The Fund returned  13.39% for the period ended May 31, 2024. The Fund's underlying index returned  14.81% and the Fund's broad-based index the MSCI Emerging Markets Index returned  12.39% during the same period.

Most sectors contributed positively to performance during the period with the greatest contributions coming from Information Technology, Financials and Consumer Discretionary. The Health Care and Consumer Staples sectors were the only negative contributors to performance. From a geographical perspective, India, Taiwan and the United States were the major positive contributors, while China, Indonesia and Thailand contributed negatively to performance. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. The currency hedging strategy contributed positively to performance.

Average Annual Return [Table Text Block]
Fund/Index	1-Year	5-Year	10-Year
Xtrackers MSCI Emerging Markets Hedged Equity ETF - NAV	13.39%	4.45%	3.39%
Xtrackers MSCI Emerging Markets Hedged Equity ETF - Market	12.90%	4.55%	3.38%
MSCI EM US Dollar Hedged Index	14.81%	5.32%	4.59%
MSCI Emerging Markets Index	12.39%	3.55%	2.66%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

AssetsNet	$ 72,642,273	$ 72,642,273	$ 72,642,273	$ 72,642,273
Holdings Count | Holding	1,277	1,277	1,277	1,277
Advisory Fees Paid, Amount				$ 616,960
InvestmentCompanyPortfolioTurnover				17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	72,642,273
Number of Portfolio Holdings	1,277
Portfolio Turnover Rate (%)	17
Total Net Advisory Fees Paid ($)	616,960

Holdings [Text Block]

Sector Diversification

Sector	% of Net Assets
Information Technology	23%
Financials	23%
Consumer Discretionary	13%
Communication Services	9%
Materials	7%
Industrials	7%
Consumer Staples	5%
Energy	5%
Health Care	3%
Utilities	3%
Real Estate	2%
Total	100%

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Holding	24.8% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	8.5%
Tencent Holdings Ltd. (China)	4.1%
Samsung Electronics Co. Ltd. (South Korea)	3.9%
Alibaba Group Holding Ltd. (China)	2.0%
Reliance Industries Ltd. (India)	1.4%
PDD Holdings, Inc. (Ireland)	1.2%
SK Hynix, Inc. (South Korea)	1.0%
ICICI Bank Ltd. (India)	0.9%
China Construction Bank Corp. (China)	0.9%
Meituan (China)	0.9%

Material Fund Change [Text Block]
C000130527
Shareholder Report [Line Items]
Fund Name				Xtrackers MSCI Europe Hedged Equity ETF
Trading Symbol				DBEU
Shareholder Report Annual or Semi-Annual				annual shareholder report
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DBEU	$49	0.45%

Gross expense ratio as of the latest prospectus: 0.46%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount				$ 49
Expense Ratio, Percent				0.45%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund's underlying index, the MSCI Europe US Dollar Hedged Index. The Underlying Index is designed to track the performance of the developed markets in Europe, while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

The Fund returned  19.47% for the period ended May 31, 2024. The Fund's underlying index returned  19.82% and the Fund's broad-based index the MSCI Europe Index returned  19.71% during the same period.

All sectors contributed positively to performance during the period with the greatest contribution coming from Financials, Industrials and Health Care. From a geographical perspective, all the countries contributed positively with the greatest contribution coming from the United Kingdom, France and Germany. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. The currency hedging strategy contributed positively to performance.

Average Annual Return [Table Text Block]
Fund/Index	1-Year	5-Year	10-Year
Xtrackers MSCI Europe Hedged Equity ETF - NAV	19.47%	11.14%	8.29%
Xtrackers MSCI Europe Hedged Equity ETF - Market	19.78%	11.27%	8.30%
MSCI Europe US Dollar Hedged Index	19.82%	11.31%	8.55%
MSCI Europe Index	19.71%	9.03%	4.39%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

AssetsNet	$ 557,241,299	$ 557,241,299	$ 557,241,299	$ 557,241,299
Holdings Count | Holding	423	423	423	423
Advisory Fees Paid, Amount				$ 2,343,271
InvestmentCompanyPortfolioTurnover				12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	557,241,299
Number of Portfolio Holdings	423
Portfolio Turnover Rate (%)	12
Total Net Advisory Fees Paid ($)	2,343,271

Holdings [Text Block]

Sector Diversification

Sector	% of Net Assets
Financials	18%
Industrials	17%
Health Care	15%
Consumer Staples	10%
Consumer Discretionary	11%
Information Technology	8%
Materials	6%
Energy	5%
Utilities	4%
Communication Services	3%
Other	1%
Total	98%

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Holding	22.4% of Net Assets
Novo Nordisk A/S (Denmark)	3.9%
ASML Holding NV (Netherlands)	3.3%
Nestle SA (Switzerland)	2.5%
AstraZeneca PLC (United Kingdom)	2.1%
Shell PLC (United Kingdom)	2.0%
LVMH Moet Hennessy Louis Vuitton SE (France)	1.9%
Novartis AG (Switzerland)	1.8%
Roche Holding AG (Switzerland)	1.7%
SAP SE (Germany)	1.7%
HSBC Holdings PLC (United Kingdom)	1.5%

Material Fund Change [Text Block]
C000144410
Shareholder Report [Line Items]
Fund Name				Xtrackers MSCI Eurozone Hedged Equity ETF
Trading Symbol				DBEZ
Shareholder Report Annual or Semi-Annual				annual shareholder report
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DBEZ	$50	0.45%

Gross expense ratio as of the latest prospectus: 0.45%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount				$ 50
Expense Ratio, Percent				0.45%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund's underlying index, the MSCI EMU IMI US Dollar Hedged Index. The Underlying Index is designed to track the performance of equity securities based in the countries in the European Monetary Union (the “EMU”), while seeking to mitigate exposure to fluctuations between the value of the U.S. dollar and the euro.

The Fund returned  20.95% for the period ended May 31, 2024. The Fund's underlying index returned  21.19% and the Fund's broad-based index the MSCI EMU IMI Index returned  20.74% during the same period.

All sectors contributed positively to performance during the period with the greatest contribution coming from Financials, Industrials and Information Technology. From a geographical perspective, all the countries contributed positively with the greatest contribution coming from France, Germany and the Netherlands. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. The currency hedging strategy contributed positively to performance.

Average Annual Return [Table Text Block]
Fund/Index	1-Year	5-Year	Since Inception 12/10/14
Xtrackers MSCI Eurozone Hedged Equity ETF - NAV	20.95%	11.73%	9.46%
Xtrackers MSCI Eurozone Hedged Equity ETF - Market	20.72%	11.95%	9.53%
MSCI EMU IMI US Dollar Hedged Index	21.19%	11.95%	9.63%
MSCI EMU IMI Index	20.74%	8.97%	6.07%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

AssetsNet	$ 39,696,857	$ 39,696,857	$ 39,696,857	$ 39,696,857
Holdings Count | Holding	622	622	622	622
Advisory Fees Paid, Amount				$ 170,753
InvestmentCompanyPortfolioTurnover				14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	39,696,857
Number of Portfolio Holdings	622
Portfolio Turnover Rate (%)	14
Total Net Advisory Fees Paid ($)	170,753

Holdings [Text Block]

Sector Diversification

Sector	% of Net Assets
Financials	19%
Industrials	18%
Consumer Discretionary	14%
Information Technology	13%
Consumer Staples	7%
Health Care	7%
Materials	6%
Utilities	5%
Energy	4%
Communication Services	4%
Real Estate	2%
Total	99%

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Holding	26.5% of Net Assets
ASML Holding NV (Netherlands)	6.0%
LVMH Moet Hennessy Louis Vuitton SE (France)	3.5%
SAP SE (Germany)	3.0%
TotalEnergies SE (France)	2.5%
Siemens AG (Germany)	2.3%
Schneider Electric SE (France)	2.1%
L'Oreal SA (France)	1.9%
Allianz SE (Germany)	1.8%
Sanofi SA (France)	1.8%
Air Liquide SA (France)	1.6%

Material Fund Change [Text Block]
C000096058
Shareholder Report [Line Items]
Fund Name				Xtrackers MSCI Japan Hedged Equity ETF
Trading Symbol				DBJP
Shareholder Report Annual or Semi-Annual				annual shareholder report
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DBJP	$54	0.45%

Gross expense ratio as of the latest prospectus: 0.47%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount				$ 54
Expense Ratio, Percent				0.45%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund's underlying index, the MSCI Japan US Dollar Hedged Index. The Underlying Index is designed to track the performance of the Japanese equity market while mitigating exposure to fluctuations between the value of the U.S. dollar and Japanese yen.

The Fund returned  40.04% for the period ended May 31, 2024. The Fund's underlying index returned  40.84% and the Fund's broad-based index the MSCI Japan Index returned  18.63% during the same period.

Most sectors contributed positively to performance during the period with the greatest contributions coming from Financials, Industrials and Consumer Discretionary. The Health Care and Consumer Staples sectors were the only negative contributors to performance. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S. dollar against the Japanese yen. The currency hedging strategy contributed positively to performance.

Average Annual Return [Table Text Block]
Fund/Index	1-Year	5-Year	10-Year
Xtrackers MSCI Japan Hedged Equity ETF - NAV	40.04%	18.14%	11.93%
Xtrackers MSCI Japan Hedged Equity ETF - Market	40.93%	18.42%	11.89%
MSCI Japan US Dollar Hedged Index	40.84%	18.71%	12.56%
MSCI Japan Index	18.63%	7.56%	6.15%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

AssetsNet	$ 431,221,692	$ 431,221,692	$ 431,221,692	$ 431,221,692
Holdings Count | Holding	207	207	207	207
Advisory Fees Paid, Amount				$ 1,458,489
InvestmentCompanyPortfolioTurnover				15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	431,221,692
Number of Portfolio Holdings	207
Portfolio Turnover Rate (%)	15
Total Net Advisory Fees Paid ($)	1,458,489

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Holding	26.4% of Net Assets
Toyota Motor Corp.	5.9%
Mitsubishi UFJ Financial Group, Inc.	3.0%
Sony Group Corp.	2.6%
Tokyo Electron Ltd.	2.6%
Hitachi Ltd.	2.5%
Keyence Corp.	2.3%
Sumitomo Mitsui Financial Group, Inc.	2.1%
Recruit Holdings Co. Ltd.	1.9%
Mitsubishi Corp.	1.8%
Shin-Etsu Chemical Co. Ltd.	1.7%

C000246554
Shareholder Report [Line Items]
Fund Name	Xtrackers California Municipal Bond ETF
Trading Symbol	CA
Shareholder Report Annual or Semi-Annual	annual shareholder report
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CA	$4Footnote Reference(a)	0.08%

(a) Based on the period December 14, 2023 (commencement of operations) through May 31, 2024. Expenses would have been higher if the Fund had been in existence for the full reporting period.

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund's underlying index, the ICE AMT-Free Broad Liquid California Municipal Index. The Underlying Index is designed to track the performance of U.S. dollar denominated investment grade tax-exempt debt publicly issued in the U.S. domestic market by the state of California and its political subdivisions.

The Fund returned  -0.40% for the period ended May 31, 2024. The Fund's underlying index returned  -0.22% and the Fund's broad-based index the Bloomberg Municipal Bond Index returned  -0.22% during the same period.

Prepaid Energy, ETM/Pre-Refunded and Toll Facilities were the major positive contributors, while State General Obligation, University Public and School District Government Obligation sectors detracted most from the performance.

Average Annual Return [Table Text Block]
Fund/Index	Since Inception 12/14/23
Xtrackers California Municipal Bond ETF - NAV	-0.40%
Xtrackers California Municipal Bond ETF - Market	-0.18%
ICE AMT-Free Broad Liquid California Municipal Index	- 0.22%
Bloomberg Municipal Bond Index	-0.22%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

AssetsNet	$ 22,202,850	$ 22,202,850	$ 22,202,850	$ 22,202,850
Holdings Count | Holding	274	274	274	274
Advisory Fees Paid, Amount	$ 7,630
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	22,202,850
Number of Portfolio Holdings	274
Portfolio Turnover Rate (%)	2
Total Net Advisory Fees Paid ($)	7,630
Modified duration to worst	6.3 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Largest Holdings [Text Block]

Credit Quality Diversification

Credit Rating	% of Net Assets
AAA	16%
AA	72%
A	10%
Total	98%

C000125719
Shareholder Report [Line Items]
Fund Name				Xtrackers Municipal Infrastructure Revenue Bond ETF
Trading Symbol				RVNU
Shareholder Report Annual or Semi-Annual				annual shareholder report
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RVNU	$15	0.15%

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount				$ 15
Expense Ratio, Percent				0.15%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund's underlying index, the Solactive Municipal Infrastructure Revenue Bond Index. The underlying index is designed to track the performance of the segment of the U.S. long term tax-exempt bond market, consisting of infrastructure revenue bonds.

The Fund returned  3.25% for the period ended May 31, 2024. The Fund's underlying index returned  3.39% and the Fund's broad-based index the Bloomberg Municipal Bond Index returned  2.67% during the same period.

Most sectors contributed positively to performance during the period with the greatest contributions coming from Airport, Water & Sewer and Toll Facilities. The Sanitation sector was the only negative contributor to performance.

Average Annual Return [Table Text Block]
Fund/Index	1-Year	5-Year	10-Year
Xtrackers Municipal Infrastructure Revenue Bond ETF - NAV	3.25%	0.57%	2.73%
Xtrackers Municipal Infrastructure Revenue Bond ETF - Market	3.82%	0.61%	2.76%
Solactive Municipal Infrastructure Revenue Bond Index	3.39%	0.85%	3.07%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.24%
S&P Municipal Bond Revenue Index	3.40%	1.12%	2.63%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

AssetsNet	$ 127,618,267	$ 127,618,267	$ 127,618,267	$ 127,618,267
Holdings Count | Holding	331	331	331	331
Advisory Fees Paid, Amount				$ 174,135
InvestmentCompanyPortfolioTurnover				9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	127,618,267
Number of Portfolio Holdings	331
Portfolio Turnover Rate (%)	9
Total Net Advisory Fees Paid ($)	174,135
Modified duration to worst	8.9 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Largest Holdings [Text Block]

Credit Quality Diversification

Credit Rating	% of Net Assets
AAA	9%
AA	63%
A	24%
BBB	3%
Total	99%

C000157940
Shareholder Report [Line Items]
Fund Name				Xtrackers MSCI All World ex US High Dividend Yield Equity ETF
Trading Symbol				HDAW
Shareholder Report Annual or Semi-Annual				annual shareholder report
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HDAW	$22	0.20%

Gross expense ratio as of the latest prospectus: 0.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount				$ 22
Expense Ratio, Percent				0.20%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund's underlying index, the MSCI ACWI ex USA High Dividend Yield Index. The Underlying Index is designed to reflect the performance of equities (excluding real estate investment trusts (“REITs”)) in developed and emerging stock markets (excluding the United States) in its parent index, the MSCI ACWI ex US Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent.

The Fund returned  19.88% for the period ended May 31, 2024. The Fund's underlying index returned  20.12% and the Fund's broad-based index the MSCI ACWI ex USA Index returned  16.74% during the same period.

Most sectors contributed positively to performance during the period with the greatest contributions coming from Financials, Materials and Energy. The Real Estate and Communication Services sectors were the only negative contributors to performance. From a geographical perspective, Taiwan, China and France were the major positive contributors, while Indonesia, Saudi Arabia and Brazil contributed negatively to performance.

Average Annual Return [Table Text Block]
Fund/Index	1-Year	5-Year	Since Inception 8/12/15
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF - NAV	19.88%	6.98%	4.79%
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF - Market	19.81%	7.00%	4.82%
MSCI ACWI ex USA High Dividend Yield Index	20.12%	7.10%	4.95%
MSCI ACWI ex USA Index	16.74%	6.81%	5.19%

Average Annual Total Returns

Prior to February 13, 2018, the Fund operated with a different investment strategy, including tracking a different underlying index. Performance may have been different if the Fund’s current investment strategy had been in effect. Index returns prior to February 13, 2018 reflect that of the prior underlying index.

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

AssetsNet	$ 11,574,682	$ 11,574,682	$ 11,574,682	$ 11,574,682
Holdings Count | Holding	356	356	356	356
Advisory Fees Paid, Amount				$ 21,315
InvestmentCompanyPortfolioTurnover				27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	11,574,682
Number of Portfolio Holdings	356
Portfolio Turnover Rate (%)	27
Total Net Advisory Fees Paid ($)	21,315

Holdings [Text Block]

Sector Diversification

Sector	% of Net Assets
Financials	24%
Materials	13%
Health Care	11%
Consumer Staples	10%
Energy	9%
Consumer Discretionary	8%
Industrials	7%
Information Technology	5%
Communication Services	4%
Utilities	4%
Real Estate	2%
Total	97%

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Holding	27.4% of Net Assets
Novartis AG (Switzerland)	4.4%
Roche Holding AG (Switzerland)	4.0%
TotalEnergies SE (France)	3.3%
BHP Group Ltd. (Australia)	3.2%
Unilever PLC (United Kingdom)	2.9%
Allianz SE (Germany)	2.4%
Sanofi SA (France)	2.4%
Rio Tinto PLC (United Kingdom)	1.7%
Zurich Insurance Group AG (Switzerland)	1.6%
China Construction Bank Corp. (China)	1.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since June 1, 2023. For more information, review the Fund's current prospectus at dws.com/etfreports, or by calling (844) 851-4255.

The Fund’s Board of Trustees voted to close and liquidate the Fund on or about August 1, 2024. The Fund’s final day of trading on NYSE Arca, Inc. was July 22, 2024. Fund liquidation proceeds are scheduled to be sent to shareholders on or about August 1, 2024.

C000157941
Shareholder Report [Line Items]
Fund Name				Xtrackers MSCI EAFE High Dividend Yield Equity ETF
Trading Symbol				HDEF
Shareholder Report Annual or Semi-Annual				annual shareholder report
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HDEF	$14	0.12%

Gross expense ratio as of the latest prospectus: 0.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount				$ 14
Expense Ratio, Percent				0.12%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund's underlying index, the MSCI EAFE High Dividend Yield Index. The Underlying Index is designed to reflect the performance of equities (excluding real estate investment trusts (“REITs”)) in developed markets in its parent index, the MSCI EAFE Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent.

The Fund returned  19.79% for the period ended May 31, 2024. The Fund's underlying index returned  19.72% and the Fund's broad-based index the MSCI EAFE Index returned  18.53% during the same period.

Most sectors contributed positively to performance during the period with the greatest contribution coming from Financials, Materials and Consumer Discretionary. The Real Estate sector was the only negative contributor to performance. From a geographical perspective, China, the United Kingdom and France were the major positive contributors, while Hong Kong, the United States and New Zealand contributed negatively to performance.

Average Annual Return [Table Text Block]
Fund/Index	1-Year	5-Year	Since Inception 8/12/15
Xtrackers MSCI EAFE High Div Yield Equity ETF - NAV	19.79%	8.02%	5.22%
Xtrackers MSCI EAFE High Div Yield Equity ETF - Market	19.77%	8.07%	5.27%
MSCI EAFE High Dividend Yield Index	19.72%	7.98%	5.30%
MSCI EAFE Index	18.53%	8.05%	5.48%

Average Annual Total Returns

Prior to February 13, 2018, the Fund operated with a different investment strategy, including tracking a different underlying index. Performance may have been different if the Fund’s current investment strategy had been in effect. Index returns prior to February 13, 2018 reflect that of the prior underlying index.

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

AssetsNet	$ 1,565,804,004	$ 1,565,804,004	$ 1,565,804,004	$ 1,565,804,004
Holdings Count | Holding	120	120	120	120
Advisory Fees Paid, Amount				$ 1,728,753
InvestmentCompanyPortfolioTurnover				26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,565,804,004
Number of Portfolio Holdings	120
Portfolio Turnover Rate (%)	26
Total Net Advisory Fees Paid ($)	1,728,753

Holdings [Text Block]

Sector Diversification

Sector	% of Net Assets
Financials	21%
Materials	15%
Consumer Staples	15%
Health Care	14%
Industrials	9%
Energy	8%
Consumer Discretionary	7%
Utilities	4%
Communication Services	3%
Real Estate	2%
Total	98%

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Holding	39.6% of Net Assets
TotalEnergies SE (France)	5.0%
Novartis AG (Switzerland)	5.0%
Roche Holding AG (Switzerland)	4.9%
BHP Group Ltd. (Australia)	4.8%
Unilever PLC (United Kingdom)	4.7%
Allianz SE (Germany)	3.9%
Sanofi SA (France)	3.8%
Rio Tinto PLC (United Kingdom)	2.7%
Zurich Insurance Group AG (Switzerland)	2.6%
AXA SA (France)	2.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since June 1, 2023. For more information, review the Fund's current prospectus at dws.com/etfreports, or by calling (844) 851-4255.

Effective October 1, 2023, the Fund’s contractual cap on total annual operating expense changed from no expense limit to 0.09%. The cap excludes certain expenses such as interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses.